INCOME TAX - Major Components of Income Tax (Benefits) Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax:
Current income tax charge	$ 3,547	$ 3,078	$ 3,376
Previously unrecognized tax loss or temporary difference used to reduce current income tax	(697)	(96)	(89)
Adjustments for current income tax of prior years	(54)	0	(1)
Total current income tax	2,796	2,982	3,286
Deferred tax expenses/(benefits):
Relating to origination and reversal of temporary differences	12	(4,327)	782
Previously unrecognized tax loss or temporary difference used to reduce deferred tax expenses	0	0	(52)
Total deferred tax expenses/(benefits)	12	(4,327)	730
Income tax expenses (benefit) reported in the income statement	2,808	(1,345)	4,016
Deferred tax related to items recognized in other comprehensive income during the year:
Recognized during the year	(270)	147	(358)
Effect of change in tax rate	0	0	0
Recognized during the year	147	112	40
Effect of change in tax rate	0	0	0
Income tax (benefit) expense charged to other comprehensive income (loss)	$ (123)	$ 259	$ (318)